STOCKHOLDERS EQUITY (Details Narrative) - USD ($)															1 Months Ended														12 Months Ended
	Sep. 12, 2025	Jul. 02, 2025	Jul. 02, 2025	Jun. 01, 2025	Jan. 06, 2025	Jan. 03, 2025	Jan. 02, 2025	Sep. 08, 2024	Aug. 09, 2024	Aug. 08, 2024	Jun. 02, 2024	Apr. 12, 2024	Dec. 04, 2023	Sep. 08, 2023	Jul. 28, 2025	May 20, 2025	Apr. 22, 2025	Feb. 18, 2025	Nov. 27, 2024	Sep. 16, 2024	Aug. 30, 2024	Aug. 26, 2024	Aug. 16, 2024	Jul. 31, 2024	Jul. 24, 2024	Apr. 20, 2024	Apr. 15, 2024	Nov. 22, 2023	Jun. 30, 2025	Sep. 30, 2025	Jul. 01, 2025	Jun. 30, 2024	Jan. 31, 2024	Oct. 23, 2023	Sep. 12, 2023	Mar. 13, 2023	Dec. 31, 2022
Issuance of restricted common shares price per share																							$ 0.07
Issuance of restricted common shares					200,000	50,000												3,905,555					9,655,542						4,444,445
Issuance of restricted common shares			7,744,445
Common stock shares issued, shares																													1,262,680,891	1,269,280,891		1,221,346,586
Stock price per share																							$ 0.07													$ 0.07
Preferred stock, par value																													$ 0.001	$ 0.001		$ 0.001
Issuance of restricted common shares price per share																													0.09
Common stock, par value																													$ 0.001	$ 0.001		$ 0.001
Account payable																																				$ 675,888
Stocks to be issued to non employees																																2,700,000
Stocks to be issued to employee																																670,000
Common stock, shares outstanding																													1,262,680,891	1,262,680,891		1,221,346,586
Common stock, shares authorized																													10,000,000,000	10,000,000,000		10,000,000,000
Preferred stock, shares authorized																													50,000,000	50,000,000		50,000,000
Restricted Stock [Member]
Common stock shares issued, shares																																		1,000,000
Private Placement [Member] | Restricted Stock [Member]
Common stock shares issued, shares													1,238,889															14,931,624
Five Non-US Shareholder [Member] | Private Placement [Member]
Restricted common stock, share issuance in consideration, per share																												$ 0.091
Restricted common stock, share issuance in value																												$ 1,050,000
Restricted common stock, share issuance in consideration																												11,538,461
One Non-US Shareholder [Member] | Private Placement [Member]
Restricted common stock, share issuance in consideration, per share													$ 0.09															$ 0.10
Restricted common stock, share issuance in value													$ 35,000															$ 10,000
Restricted common stock, share issuance in consideration													388,889															100,000
Ten Non-US Shareholder [Member] | Private Placement [Member]
Restricted common stock, share issuance in consideration, per share																												$ 0.091
Restricted common stock, share issuance in value																												$ 176,828
Restricted common stock, share issuance in consideration																												1,943,163
Nine Non-US Shareholder [Member] | Private Placement [Member]
Restricted common stock, share issuance in consideration, per share																												$ 0.10
Restricted common stock, share issuance in value																												$ 135,000
Restricted common stock, share issuance in consideration																												1,350,000
Four Non-US Shareholder [Member] | Private Placement [Member]
Restricted common stock, share issuance in consideration, per share													$ 0.10
Restricted common stock, share issuance in value													$ 85,000
Restricted common stock, share issuance in consideration													850,000
Karl Strahl
Issuance of restricted common shares				350,000
Dr. Raymond Powell [Member]
Issuance of restricted common shares			1,000,000
Donald R. Fosnacht [Member] | Restricted Stock [Member]
Common stock shares issued, shares																																	1,000,000
Service and Stock Cancellation Agreement [Member]
Issuance of restricted common shares price per share								$ 0.20						$ 0.20
Issuance of restricted common shares														375,000
Issuance of restricted common amount								$ 75,000
Service and stock cancellation agreement [Member] | YAM Tengku Ibrahim [Member]
Common stock shares issued, shares																																			166,667		500,000
Common stock, par value																																					$ 0.20
Common stock shares to be cancelled under agreement																																					100,000
Cosideration of non vested shares to be cancelled																													333,333						500,000
Total non vested shares remaining to be cancelled																																			375,000
Grant-date fair value																																			$ 0.20
Total non vested shares to be cancelled																																			504,924
Reduction in equity																													$ 175,985
Service and stock cancellation agreement [Member] | Steven Sorhus [Member]
Common stock shares issued, shares														128,409																							300,000
Common stock, par value																																					$ 0.20
Common stock shares to be cancelled under agreement																																					60,000
Cosideration of non vested shares to be cancelled														300,000															171,591
April 12 2024 [Member] | Non-US Shareholder [Member]
Payment to stockholders												$ 311,178
Common stock, par value												$ 0.108
Restricted common stock, share issuance shares												2,881,274
April 15 2024 [Member] | One US shareholder [Member]
Payment to stockholders																											$ 18,200
Common stock shares issued, shares												200,000
Stock price per share																													$ 0.091
Common stock, par value																											$ 0.091		$ 0.09
Restricted common stock, share issuance shares																											200,000		555,555
April 15 2024 [Member] | Two US Shareholders [Member]
Common stock shares issued, shares																											3,055,555
Common stock, par value																											$ 0.10
Restricted common stock, share issuance shares																											2,300,000
June 1 2024 [Member] | Restricted Stock [Member]
Restricted common stock, share issuance shares											2,000,000
Description of Trances shares distribution											three tranches of 700,000 shares on or before August 31, 2024, 700,000 shares on or before October 31, 2025 and 600,000 shares on or before October 31, 2026
July 31 2024 [Member] | Dr Nam Tran [Member]
Issuance of restricted common shares																								1,000,000
August 8 2024 [Member] | Dale Ludwig [Member]
Issuance of restricted common shares										700,000
Promissory Note [Member]
Issuance of restricted common shares																							9,655,542
Stock price per share																							$ 0.07
Issuance of restricted common amount																							$ 675,888
One US shareholder
Issuance of restricted common shares price per share									$ 0.09						$ 0.08			$ 0.10		$ 0.09											$ 0.09
Issuance of restricted common shares									888,888									850,000		222,222
Issuance of restricted common shares															187,500
Issuance of restricted common shares cancelled																	150,000
Issuance of restricted common amount									$ 80,000									$ 85,000		$ 20,000
Three US shareholders [Member]
Issuance of restricted common shares price per share							$ 0.10															$ 0.09
Issuance of restricted common shares							2,500,000
Total issuance of restricted common shares							3,277,775															722,221
Issuance of restricted common amount							$ 250,000															$ 65,000
Three US shareholders [Member] | On October 16, 2024 [Member]
Issuance of restricted common shares price per share																													$ 0.10
Issuance of restricted common shares																													800,000
Issuance of restricted common amount																													$ 80,000
Two US shareholder
Issuance of restricted common shares																				350,000
Cancelled restricted common shares																			450,000
Issuance of restricted common shares price per share																				$ 0.10
Issuance of restricted common amount																				$ 35,000
Seven US shareholders [Member]
Issuance of restricted common shares price per share																															$ 0.08
Issuance of restricted common shares			3,300,000
Issuance of restricted common shares		3,300,000
Issuance of restricted common amount			$ 264,000
Twenty-three and One Non-US shareholder[Member]
Issuance of restricted common shares									11,840,000
Issuance of restricted common shares price per share									$ 0.10
Issuance of restricted common amount									$ 1,184,000
Six and Two Non-US shareholder[Member]
Issuance of restricted common shares price per share							$ 0.09											$ 0.10				$ 0.10
Issuance of restricted common shares							777,775											3,000,000				3,990,000
Issuance of restricted common amount							$ 70,000											$ 300,000				$ 399,000
Raymond Powell [Member] | April 20 2024 [Member]
Restricted common stock, share issuance shares																										3,000,000
Description of Trances shares distribution																										three tranches of 1,000,000 shares each on or before July 31, 2024, October 31, 2025 and October 31, 2026 respectively
Raymond Powell [Member] | July 31 2024 [Member]
Restricted common stock, share issuance shares																								1,000,000
Four US shareholders [Member] | July 24 2024 [Member]
Issuance of restricted common shares price per share																									$ 0.09
Issuance of restricted common shares																									3,194,443
Issuance of restricted common amount																									$ 287,500
Eric Bava [Member] | August 30 2024 [Member]
Restricted common stock, share issuance shares																					670,000
Eric Bava [Member] | August 30 2024 [Member]
Issuance of restricted common shares																					670,000
US shareholders [Member]
Issuance of restricted common shares price per share																		$ 0.09
Issuance of restricted common shares																		55,555
Issuance of restricted common amount																		$ 5,000
Aegis Ventures Limited [Member]
Issuance of restricted common shares							4,656,550															4,656,550
Twenty and One US shareholder | July 24 2024 [Member]
Issuance of restricted common shares price per share																									$ 0.10
Issuance of restricted common shares																									6,005,000
Issuance of restricted common amount																									$ 600,500
One US and One Non US shareholder | May 20, 2025 [Member]
Issuance of restricted common shares price per share																$ 0.10
Issuance of restricted common shares																249,999
Issuance of restricted common amount																$ 24,999
Sundeo Pty Ltd
Issuance of restricted common shares				1,500,000
Three Non-US Shareholder [Member]
Issuance of restricted common shares price per share	$ 0.08
Issuance of restricted common shares	5,412,500
Issuance of restricted common shares	5,412,500
Issuance of restricted common amount	$ 433,000
Borneo Oil Corporation Sdn Bhd ("BOC") [Member]
Account payable																							$ 675,888
Jeremy P Concanon [Member] | August 30 2024 [Member]
Issuance of restricted common shares																					1,350,000